CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/LOSS
Unrealized gain on available-for-sale investments and others	¥ 7,096	¥ 0	¥ 4,017